LEASES - Additional information (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2022 USD ($)	Jul. 01, 2019 CNY (¥)	Jul. 01, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Rights of use lease assets, net	¥ 5,440,590		¥ 7,925,930		$ 812,305
Operating Lease, liabilities	6,077,409		7,018,933		$ 907,385
Operating lease costs	3,443,813	$ 514,177	2,034,105	¥ 1,348,742
Short-term lease	¥ 967,247	$ 144,414	¥ 1,291,685	¥ 1,142,417
ASU 2016-02 | Restatement
Lessee, Lease, Description [Line Items]
Rights of use lease assets, net						¥ 1,228,963	$ 183,490
Operating Lease, liabilities						¥ 1,228,963	$ 183,490
Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year				1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term	3 years				3 years